Administrative Expenses - Summary of Administrative Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Selling, general and administrative expense [abstract]
Labour costs	€ 19,060	€ 20,023	€ 19,364
Consultancies	4,761	4,076	4,089
Non deductibles and indirect taxes	2,226	2,712	3,210
Travel expenses	2,261	2,022	2,331
Depreciation and amortization	1,585	1,301	1,668
Directors and auditors—fees	622	675	745
Mail & Phone	831	801	734
Printing & Stationery	236	487	507
Cars cost	381	457	500
Electronic data processing	12	96	118
Government grants related to PPE	(163)
Other	2,214	2,694	2,839
Total	€ 34,026	€ 35,344	€ 36,105